Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Total revenues	$ 11,095	$ 8,691	$ 24,070	$ 18,565	$ 37,342	$ 20,447
Costs of revenue (excludes depreciation as reported separately)
Selling, general and administrative expenses	2,211	1,515	4,203	3,060	7,350	4,653
Depreciation expense	2,294	2,215	4,585	4,383	8,822	6,992
Total operating expenses	11,816	10,791	24,995	21,746	44,624	29,426
Other Operating Income (Loss):
Gain on bargain purchase						27,067
Loss from equity method investments						(1,098)
Total other operating income						25,969
Income (loss) from operations	(722)	(2,100)	(926)	(3,180)	(7,282)	16,990
Other Income (Expense):
Interest income					12	4
Interest expense	(296)	(1,170)	(608)	(2,280)	(4,433)	(3,380)
Gain (loss) on disposal of fixed assets		(327)		162	319	(1,643)
Other income	(19)	154	(63)	352	298	97
Total other expense	(315)	(1,343)	(671)	(1,765)	(3,804)	(4,922)
Net income (loss)	(1,037)	(3,444)	(1,597)	(4,946)	(11,086)	12,068
Net income (loss) attributable to noncontrolling interests	28	(157)	207	46	(42)	(716)
Net income (loss) attributable to parent	(1,066)	(3,287)	(1,804)	(4,991)	(11,044)	12,784
LNG Product [Member]
Revenue:
Total revenues	8,699	7,047	18,953	14,898	30,200	15,534
Costs of revenue (excludes depreciation as reported separately)
Cost of revenue	5,616	5,762	13,098	11,948	23,804	14,245
Rental Service And Other [Member]
Revenue:
Total revenues	2,396	1,644	5,117	3,667	7,142	4,913
Costs of revenue (excludes depreciation as reported separately)
Cost of revenue	$ 1,696	$ 1,299	$ 3,110	$ 2,355	$ 4,648	$ 3,536